Related Party Transactions and Balances - Additional Information (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 13, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 01, 2022
Related Party Transaction [Line Items]
Revenue recognized from sales		$ 0	$ (183,000)	$ (1,100,000)	$ (3,843,000)
Warrants outstanding				14,700,000
Change in fair value of convertible notes		165,703,000	4,651,000	10,022,000	9,532,000
Change in fair value of warrant liabilities		60,345,000	3,515,000	5,701,000	945,000
P2P Note
Related Party Transaction [Line Items]
Change in fair value of warrant liabilities					61,000,000
Related Party
Related Party Transaction [Line Items]
Revenue recognized from sales		0	$ 500,000
Percentage of revenue recognized from sales			100.00%
Accounts receivable due		0	$ 0
Number of days obligated to pay related transaction expenses	90 days
Payment in note not yet received		0
Marketing expenses		200,000	0
Related Party | 2023 Convertible Warrants
Related Party Transaction [Line Items]
Warrants outstanding				8,000,000
Change in fair value of warrant liabilities		1,200,000	100,000
Related Party | P2P Warrants
Related Party Transaction [Line Items]
Warrants outstanding				4,200,000
Change in fair value of warrant liabilities		3,300,000	500,000
Related Party | 2022 P2P Warrants
Related Party Transaction [Line Items]
Warrants outstanding				0
Change in fair value of warrant liabilities		200,000
Related Party | 2023 Convertible Note
Related Party Transaction [Line Items]
Payment in note not yet received				6,900,000	7,300,000
Debt instrument amount					$ 5,000,000
Convertible debt				6,900,000
Change in fair value of convertible notes		6,000,000	900,000
Percentage of proceeds raised from issuance of debt instrument					41.00%
Percentage of ownership					10.00%
Related Party | P2P Note
Related Party Transaction [Line Items]
Revenue recognized from sales		0	0
Debt instrument amount						$ 3,300,000	$ 400,000
Convertible debt				$ 4,200,000
Change in fair value of convertible notes		$ 7,200,000	$ 100,000
Percentage of proceeds raised from issuance of debt instrument						35.00%
Related Party | 2022 P2P Note
Related Party Transaction [Line Items]
Percentage of revenue from prior revenue arrangement		0.00%	100.00%
Percentage of accounts receivable from prior revenue arrangement		0.00%		98.00%
Convertible debt				$ 500,000
Change in fair value of convertible notes		$ 800,000
Percentage of proceeds raised from issuance of debt instrument							13.00%
Related Party | 2023 Convertible Note NPA
Related Party Transaction [Line Items]
Additional consideration received between allocation of note and warrants						$ 0
Related Party | 2022 P2P NPA
Related Party Transaction [Line Items]
Additional consideration received between allocation of note and warrants					$ 0		$ 0
Promissory Note
Related Party Transaction [Line Items]
Debt instrument amount	$ 8,800,000
Shares issued for common stock	750,000
Interest rate	7.00%